Note 14 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax Expense (Benefit), Total	$ 0	$ 0
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	$ 21,538	$ 69,811
Effective Income Tax Rate Reconciliation, Percent, Total	(0.36%)	(1.31%)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 800,000
Deferred Tax Assets, Valuation Allowance, Total	22,043,149	$ 21,197,343
IRC Section 382, Pre-change Losses Carryforward, Limitation, Annual	2,400,000	2,400,000
Operating Loss Carryforwards, Cumulative Amount Release From Section 382	15,700,000
Operating Loss Carryforwards, After Change of Ownership	38,100,000
Operating Loss Carryforwards, Subject to IRC Section 382	$ 53,700,000
Open Tax Year	2017 2018 2019
Federal and State [Member]
Operating Loss Carryforwards, Total	$ 77,800,000	73,800,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards, Total	$ 2,600,000	$ 1,900,000